Summary of Significant Accounting Policies - Product Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 28,090	$ 20,958	$ 17,828
Accruals for warranties issued	42,173	36,894	21,210
Changes in liability for pre-existing warranties	0	928	5,964
Settlements made	(43,308)	(30,690)	(24,044)
Ending balance	$ 26,955	$ 28,090	$ 20,958